Subsequent Events	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 8. Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through September 6, 2023, the date of issuance. There are no subsequent events to disclose except for the following:

On July 1, 2023, a share purchase and sale agreement (the “Purchase and Sale Agreement”) was made and entered into, by and among Golub Capital Private Credit Fund (“GCRED”), GCP HS Fund, GCP CLO Sub and GC Advisors LLC. Pursuant to the Purchase and Sale Agreement, GCRED acquired all of the assets and liabilities of the Fund through the purchase of 100% of the beneficial interests in the Fund, and 100% of the subordinated notes issued by the GCP Warehouse Credit Facility.

Note 12. Subsequent Events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through the date of issuance. There are no subsequent events to disclose except for the following:

On October 30, 2023, the Company issued 60,820.367 Class I common shares through the DRIP.

The Company received $2,442 of net proceeds from the issuance of Class I shares for subscriptions effective November 1, 2023.

On November 17, 2023, the Company entered into an amended and restated investment advisory agreement (the “Amended and Restated Investment Advisory Agreement”) with the Investment Adviser. The Amended and Restated Investment Advisory Agreement amends and restates the investment advisory agreement, dated as of April 28, 2023, by and between the Company and the Investment Adviser (the “Original Investment Advisory Agreement”). The terms of the Amended and Restated Investment Advisory Agreement are unchanged from those of the Original Investment Advisory Agreement, under which the Investment Adviser has provided investment advisory services to the Company since its inception, except to clarify that to the extent the Investment Adviser or an affiliate of the Investment Adviser provides investment advisory, collateral management or other similar services to a subsidiary of the Company, the Company’s management fee shall be reduced by an amount equal to the product of (a) the total fees paid to the Investment Adviser by such subsidiary for such services and (b) the percentage of such subsidiary’s total equity that is owned, directly or indirectly, by the Company.

On November 17, 2023, the Board adopted the Second Amended and Restated Declaration of Trust (the “Second Amended and Restated Declaration of Trust”) in response to comments issued by certain state securities regulators in connection with their review of the of the Company’s continuous offering of common shares of beneficial interest. As amended, the Second Amended and Restated Declaration of Trust provides (i) that unless otherwise permitted by 1940 Act or applicable guidance or exemptive relief of the SEC, the Company shall not purchase or lease assets in which the Investment Adviser or any affiliate thereof has an interest unless certain conditions are met, including that the transaction occurs at the formation of the Company; and (ii) that the Company and the Investment Adviser will take every commercially reasonable step to ensure that the Investment Adviser and those selling Company shares on the Investment Adviser’s or Company’s behalf will make every commercially reasonable effort to determine that the purchase of Company shares is a suitable and appropriate investment for each shareholder. The other material terms of the Second Amended and Restated Declaration of Trust were unchanged.

On August 3, 2023 and November 17, 2023, the Board declared distributions to Class I shareholders of record as set forth in the table below:

Declaration Date	Record Date	Payment Date	Amount Per Share
August 3, 2023	October 31, 2023	November 29, 2023	$0.21
November 17, 2023	November 30, 2023	December 29, 2023	$0.22
November 17, 2023	December 30, 2023	January 30, 2024	$0.22
November 17, 2023	January 31, 2024	February 28, 2024	$0.22